Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	QUARTA-RAD, INC.
Entity Central Index Key	0001549631
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash	$ 38,811
Accounts receivable	5,865
Total Current Assets	44,676
TOTAL ASSETS	44,676
Current Liabilities
Accounts Payable	35,577	600
Total Current Liabilities	35,577	600
TOTAL LIABILITIES	35,577	600
STOCKHOLDERS' EQUITY
Common Stock; Authorized 1,500 common shares, no par, 1,500 issued and outstanding on June 30, 2012 and December 31, 2011, respectively	1,500	1,500
Total Common Stock	1,500	1,500
Income (deficit) accumulated during the development stage	7,599	(2,100)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	9,099	(600)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 44,676

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock; Par Value
Common Stock; Authorized	1,500	1,500
Common Stock; Issued	1,500	1,500
Common Stock; Outstanding	1,500	1,500

Statements of Operations (Unaudited) (USD $)	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Revenues
Sales	$ 127,051	$ 127,051
Less: Returns and allowances
Net Sales	127,051	127,051
Cost of Goods Sold	(117,300)	(117,300)
Gross Profit	9,751	9,751
General & Administrative Expenses	52	652
Stock-based Compensation		1,500
Total Expenses	52	2,152
Net Income (Loss) for the Period	$ 9,699	$ 7,599
Basic and diluted loss per common share	$ 6.47	$ 5.07
Weighted average number of common shares outstanding Basic and diluted	1,500	1,500

Statement of Stockholders' Equity (Unaudited) (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated during Development Stage	Total
Balance at Nov. 28, 2011
Balance (in shares) at Nov. 28, 2011
Founders' shares, issued for services	1,500			1,500
Founders' shares, issued for services (in shares)	1,500
Net loss for the period			(2,100)	(2,100)
Balance at Dec. 31, 2011	1,500		(2,100)	(600)
Balance (in shares) at Dec. 31, 2011	1,500			9,099
Net loss for the period			9,699	9,699
Balance at Jun. 30, 2012	$ 1,500		$ 7,599	$ 9,099
Balance (in shares) at Jun. 30, 2012	1,500

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
OPERATING ACTIVITIES
Net Income	$ 9,699	$ 7,599
Adjustments to reconcile Net Income to net cash provided by (used for) operations:
Stock based compensation		1,500
Accounts Receivable	(5,865)	(5,865)
Accounts Payable	34,977	35,577
Net cash used by Operating Activities	38,811	38,811
INVESTING ACTIVITIES
Net cash used for Investing Activities
FINANCING ACTIVITIES
Common Stock		1,500
Stock Based Compensation		(1,500)
Net cash provided by Financing Activities
Net cash increase (decrease) for period	38,811	38,811
Cash, at beginning
Cash, at end	38,811	38,811
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock issued for service		(1,500)
Supplemental cash flow information:
Interest paid
Income taxes paid

Unaudited Information	6 Months Ended
Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Information

NOTE 1 - UNAUDITED INFORMATION

The balance sheet of (the “Company”) as of June 30, 2012, and the statements of operations for the six-month period ended June 30, 2012, have not been audited. However, in the opinion of management, such information includes all adjustments (consisting only of normal recurring adjustments), which are necessary to properly reflect the financial position of the Company as of June 30, 2012, and the results of operations for the six-months ended June 30, 2012.

Certain information and notes normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, although management believes that the disclosures are adequate to make the information presented not misleading. Interim period results are not necessarily indicative of the results to be achieved for an entire year. These financial statements should be read in conjunction with the audited financial statements and notes to financial statements as of December 31, 2011 and calendar year then ended.

Nature Of Business	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature Of Business

NOTE 2 - NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Delaware on November 29, 2011, under the name Quatra-Rad, Inc. and amended its Certificate of Incorporation on February 29, 2012 to change its name to Quarta-Rad, Inc. On July 16, 2012, the Company amended and restated its Certificate of Incorporation to increase its authorized shares of common stock to 50,000,000, $0.0001 par value, from 1,500, no par value and effected a 1,000 to 1 forward split. The Company has limited operations and is developing a business plan to distribute detection devices, including but not limited to Geiger counters, to homeowners and interested customers in North America. The Company intends to target homebuilders and home renovation contractors. To date, its business activities have been limited to organizational matters. It is considered a development stage enterprise and has not yet realized any revenues from its planned operations.

Summary Of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Development Stage Enterprise

The Company is a development stage company as defined by ASC 915-10-05, “Development Stage Entity.” The Company is still devoting substantially all of its efforts on establishing its business and its planned principal operations, which commenced in May 2012. All losses accumulated, since inception, have been considered as part of the Company’s development stage activities.

Basis of Accounting

The Company’s financial statements are presented in accordance with accounting principles generally accepted in the Untied States of America (“GAAP”) and use the accrual method of accounting. The Company has elected a December 31 fiscal year end.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. The Company has adopted the provisions of ASC 260.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents.

Trade Receivables

Trade receivables are stated net of the allowance for doubtful accounts, which is based on the evaluation of the accounts receivable aging, specific exposures, and trends.

Inventories

Inventories include items which are considered salable or usable in future periods, and are stated at the lower of cost or market value, with cost being based on standard cost which approximates actual cost on a first-in, first-out basis. Costs include direct materials, direct labor and overhead (e.g., indirect labor, rent and utilities, depreciation, purchasing, receiving, inspection and quality control) and in-bound freight costs. The Company classifies inventories into various categories based upon their stage in the product life cycle, future marketing sales plans and the disposition process.

The Company also records an inventory obsolescence reserve, which represents the excess of the cost of the inventory over its estimated realizable value, based on various product sales projections. This reserve is calculated using an estimated obsolescence percentage applied to the inventory based on age, trends, and requirements to support forecasted sales. In addition, and as necessary, the Company may establish specific reserves for future known or anticipated events.

Impairment of Long-Lived Assets

Long-lived assets, including tangible and intangible assets with finite lives, are tested for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. When such events or changes in circumstances occur, a recoverability test is performed comparing projected undiscounted cash flows from the use and eventual disposition of an asset or asset group to its carrying value. The Company estimates fair value based on the best information available, brand profitability, other factors such as image, market share and business plans, making necessary estimates, judgments and projections. If the projected undiscounted cash flows are less than the carrying value, an impairment charge would be recorded for the excess of the carrying value over the fair value, which is determined by discounting future cash flows.

Revenue Recognition

Revenue is recognized when realized or earned. The Company’s policy is to recognize revenue when risk of loss and title to the product transfers to the customer, which occurs upon delivery. Net revenues comprise gross revenues less customer discounts and allowances, actual and expected returns (estimated to be based on returns history and position in product life cycle) and various trade spending activities. Trade spending activities primarily relate to advertising, product promotions and demonstrations, some of which involve cooperative relationships with customers.

Cost of Sales

For products manufactured for the Company by related or third-party contractors, such costs represent the amounts invoiced by the contractors.

Selling, General, and Administrative Expenses

Selling, general, and administrative expenses include advertising costs, promotional costs, and research and development costs. Advertising and promotional costs are expensed as incurred. Research and development costs are expensed as incurred. Selling, general, and administrative expenses also include share-based compensation, personnel and related expenses, and professional fees.

Stock Based Compensation

ASC 718 "Compensation - Stock Compensation" which codified SFAS No. 123 prescribes accounting and reporting standards for all stock-based payments award to employees, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, may be classified as either equity or liabilities. The Company determines if a present obligation to settle the share-based payment transaction in cash or other assets exists. A present obligation to settle in cash or other assets exists if: (a) the option to settle by issuing equity instruments lacks commercial substance or (b) the present obligation is implied because of an entity's past practices or stated policies. If a present obligation exists, the transaction is recognized as a liability; otherwise, the transaction is recognized as equity.

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50 "Equity - Based Payments to Non-Employees" which codified SFAS 123 and the Emerging Issues Task Force consensus in Issue No. 96-18 ("EITF 96-18"), "Accounting for Equity Instruments that are Issued to Other Than Employees for Acquiring or in Conjunction with Selling, Goods or Services." Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740-10, “Accounting for Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition of a tax position taken or expected to be taken on a tax return. Under ASC 740-10, a tax benefit from an uncertain tax position taken or expected to be taken may be recognized only if it is “more likely than not” that the position is sustainable upon examination, based on its technical merits. The tax benefit of a qualifying position under ASC 740-10 would equal the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all the relevant information. A liability (including interest and penalties, if applicable) is established to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Related interest and penalties, if any, are included as components of income tax expense and income taxes payable.

No provision was made for Federal income tax.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed on the straight-line basis over 3 years, the estimated useful life of the equipment.

Depreciation is computed for financial statement purposes on a straight-line basis over estimated useful lives of the related assets.

Since inception we have not recognized any depreciation expense.

For federal income tax purposes, depreciation is computed under the modified accelerated cost recovery system. For audit purposes, depreciation is computed under the straight-line method over the estimated useful lives of the equipment.

Advertising Costs

Advertising and promotion costs are expensed as incurred. The Company has not incurred any such expenses since inception.

Earnings (Loss) per Share

The Company’s basic earnings (loss) per share are calculated by dividing its net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. The Company’s dilutive earnings (loss) per share is calculated by dividing its net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity.

Fair Value of Financial Instruments

The Company's financial instruments as defined by FASB ASC 825, “Financial Instruments” include cash, trade accounts receivable, and accounts payable and accrued expenses. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at December 31, 2011.

FASB ASC 820 “Fair Value Measurements and Disclosures” defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1. Observable inputs such as quoted prices in active markets;

●	Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

●	Level 3. Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions.

The Company does not have any assets or liabilities measured at fair value on a recurring basis at December 31, 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the periods ended December 31, 2011.

Revenue Recognition

The Company's financial statements are prepared under the accrual method of accounting. Revenues are recognized when evidence of an agreement exists, the price is fixed or determinable, collectability is reasonably assured and goods have been delivered or services performed.

Research and Development

Research and development costs are expensed as incurred; however, we did not incur any such costs.

Recent Accounting Pronouncements

Other than described below, no new accounting pronouncements adopted or issued by the Financial Accounting Standards Board (“FASB”) during fiscal 2011 had or are expected to have a material impact on the Company’s Consolidated Financial Statements.

In September 2011, the FASB amended its authoritative guidance in order to simplify how entities test goodwill for impairment. Under the new amendment, an entity is permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity must perform the second step of the goodwill impairment test to measure the amount of the impairment loss. This amendment becomes effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. This amendment will be effective for the Company’s interim and annual financial statements for the year ending December 31, 2013 (“fiscal 2013”) and the Company has not yet determined what impact, if any, the adoption will have on the Company’s Financial Statements.

In December 2011, the FASB enhanced its disclosure requirements regarding offsetting assets and liabilities as a joint effort with the International Accounting Standards Board. This amendment increases the comparability of the balance sheet prepared under GAAP and International Financial Reporting Standards (“IFRS”). This amendment enhances disclosures and provides converged disclosures about financial instruments and derivative instruments that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the balance sheet. Entities are required to provide both net and gross information for these assets and liabilities in order to enhance comparability between GAAP financial statements and IFRS financial statements. This amendment will be effective for the Company’s interim and annual consolidated financial statements for the year ending December 31, 2014 (“fiscal 2014”) and is not expected to have a material impact on the Company’s Financial Statements upon implementation.

In June 2011, the FASB amended its authoritative guidance related to the presentation of comprehensive income, requiring entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the current income statement format, and the second statement would include components of other comprehensive income (“OCI”). Regardless of which option an entity chooses to present comprehensive income, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement where the components of net income and OCI are presented. In December 2011, the FASB decided to evaluate alternative presentation formats regarding the reclassification adjustments from items that are reclassified from OCI to net income and reinstated requirements regarding reclassifications out of OCI that were in place before the June 2011 amendment. All other requirements, including the requirement to report comprehensive income either in a continuous statement of comprehensive income or two separate but consecutive statements, remain in effect. This amendment will be effective for the Company’s interim and annual Consolidated Financial Statements for the year ending December 31, 2013 (“fiscal 2013”) and is not expected to have a material impact on the Company’s Financial Statements upon implementation, other than presentation.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 4–INCOME TAXES

As of June 30, 2012, the Company had a net operating loss carry forward of $2,100 that may be available to reduce future years’ taxable income through 2032.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of June 30, 2012
Deferred tax assets:
Net operating tax carry-forwards	$2,100

Gross deferred tax asset	2,100
Valuation allowance	(2,100)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

Net Operating Losses	6 Months Ended
Jun. 30, 2012
Net Operating Losses
Net Operating Losses
NOTE 5–NET OPERATING LOSSES

As of June 30, 2012, the Company has a net operating loss carry-forward of approximately $2,100, which will expire 20 years from the date the loss was incurred.

Stockholders’ Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholders’ Equity

NOTE 6–STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, no par value and is authorized to issue 1,500 common shares and no preferred shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In November 2011, the Company issued 1,500 shares of common stock to its officer and directors, Victor Shvetsky and Alexey Golovanov. The Company issued this stock to Mr. Shvetsky and Mr. Golovanov in exchange for $1,500 of services rendered to the Company in its formation at a price of $1.00 per share.

On July 12, 2012, the Company amended and restated its Certificate of Incorporation to increase the authorized number of common shares to 50,000,000, $0.0001 par value from 1,500, no par value and effectuated a 1,000 to 1 forward stock split.

As of June 30, 2012, there are 1,500shares of common stock outstanding.

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7–RELATED PARTY TRANSACTIONS

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, they may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.

Going Concern	6 Months Ended
Jun. 30, 2012
Going Concern
Going Concern

NOTE 8–GOING CONCERN

The Company's financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a source of revenues to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

Management intends to focus on raising additional funds for the first and second quarters going forward. We cannot provide any assurance or guarantee that we will be able to generate revenues. Potential investors must be aware if we are unable to raise additional funds through the sale of our common stock and generate sufficient revenues, any investment made into the Company would be lost in its entirety.

The Company has net losses for the period from November 29, 2011 (inception) to December 31, 2012 of ($2,100) and had net income of $7,599 before tax for the period from November 29, 2011 (inception) to June 30, 2012. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Property	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property
NOTE 9 – PROPERTY

The Company does not own any property. Commencing in July 2012, the Company leases a virtual office in Wilmington, Delaware from a third party.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2011 through the date the financial statements are available for issuance. During this period, the Company commenced operations and has generated $127,051 in revenues.

On July 16, 2012, the Company amended and restated its Certificate of Incorporation to increase the authorized number of common shares to 50,000,000, $0.0001 par value from 1,500, no par value and effectuated a 1,000 to 1 forward stock split.